Guaranteed Minimums (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Guaranteed Minimum Death Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 2,323,270	$ 2,278,819
Net amount at risk	57,300	11,130
Guaranteed Minimum Death Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,609,269	1,514,852
Net amount at risk	$ 17,498	$ 2,221
Weighted age (years)	62 years 7 months 6 days	62 years 1 month 6 days
Guaranteed Minimum Death Benefit | Ratchet and return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 625,964	$ 660,984
Net amount at risk	$ 38,380	$ 8,232
Weighted age (years)	65 years	64 years 7 months 6 days
Guaranteed Minimum Death Benefit | Reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 88,037	$ 102,983
Net amount at risk	$ 1,422	$ 677
Weighted age (years)	75 years 8 months 12 days	74 years 9 months 18 days
Guaranteed Minimum Income Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 149,030	$ 181,034
Net amount at risk	32,266	23,344
Guaranteed Minimum Income Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	8,756	10,697
Net amount at risk	$ 143	$ 132
Weighted age (years)	66 years 8 months 12 days	65 years 9 months 18 days
Guaranteed Minimum Income Benefit | Ratchet and rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 140,274	$ 170,337
Net amount at risk	$ 32,123	$ 23,212
Weighted age (years)	64 years 2 months 12 days	63 years 7 months 6 days
Guaranteed Minimum Accumulation Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 465,804	$ 479,920
Net amount at risk	24,592	3,673
Guaranteed Minimum Accumulation Benefit | Five years
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	19,420	26,335
Net amount at risk	$ 549	$ 84
Weighted age (years)	68 years 10 months 24 days	67 years 4 months 24 days
Guaranteed Minimum Accumulation Benefit | Target date retirement - 7 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 48,571	$ 57,042
Net amount at risk	$ 1,636	$ 368
Weighted age (years)	63 years 3 months 18 days	62 years 8 months 12 days
Guaranteed Minimum Accumulation Benefit | Target date retirement - 10 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 20,690	$ 22,803
Net amount at risk	$ 1,307	$ 69
Weighted age (years)	63 years 2 months 12 days	62 years 3 months 18 days
Guaranteed Minimum Accumulation Benefit | Target date with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 377,123	$ 373,740
Net amount at risk	$ 21,100	$ 3,152
Weighted age (years)	63 years	62 years
Guaranteed Minimum Withdrawal Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 1,480,507	$ 1,423,746
Net amount at risk	247,114	105,735
Guaranteed Minimum Withdrawal Benefit | No living benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 62,096	$ 56,606
Weighted age (years)	67 years 1 month 6 days	67 years
Guaranteed Minimum Withdrawal Benefit | Life benefit with optional reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 78,108	$ 91,834
Net amount at risk	$ 8,170	$ 4,087
Weighted age (years)	70 years 8 months 12 days	69 years 10 months 24 days
Guaranteed Minimum Withdrawal Benefit | Life benefit with 8% rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 30,070	$ 34,001
Net amount at risk	$ 6,520	$ 3,691
Weighted age (years)	69 years 1 month 6 days	68 years 3 months 18 days
Guaranteed Minimum Withdrawal Benefit | Life benefit with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 1,310,233	$ 1,241,305
Net amount at risk	$ 232,424	$ 97,957
Weighted age (years)	60 years 8 months 12 days	60 years 2 months 12 days